Crewing costs (Tables)	6 Months Ended
Jun. 30, 2022
Analysis of income and expense [abstract]
Summary of Crew Expenses
The following table summarizes our crew expenses, including crew benefits, during the six months ended June 30, 2022 and 2021, respectively.

	For the six months ended June 30,
In thousands of US dollars	2022	2021
Short-term crew benefits (i.e. wages, victualing, insurance)	$81,510	$85,799
Other crew related costs	12,775	11,740
	$94,285	$97,539